Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.2%
General Obligation Bonds - 12.6%
2,425,000	Chicago Illinois Park District	4.00%	01/01/2034	2,479,780
2,930,000	Chicago Illinois Park District	4.00%	01/01/2036	2,959,206
3,750,000	Chicago Illinois Park District	5.00%	01/01/2040	3,981,611
6,000,000	Chicago Illinois Park District	5.00%	01/01/2044	6,393,374
1,125,000	Detroit City Michigan School District	5.00%	05/01/2039	1,230,215
3,845,000	Fairfield, City of California+	4.33%	04/01/2038	2,168,713
2,290,000	Illinois, State of	5.25%	07/01/2029	2,299,460
4,950,000	Illinois, State of	5.00%	02/01/2039	4,977,969
10,000,000	Wisconsin, State of (SIFMA Municipal Swap Index + 0.42%)	4.39%	05/01/2025	9,973,426
				36,463,754
Revenue Bonds - 85.6%
5,410,000	Alabama Housing Finance Authority#	5.00%	09/01/2024	5,474,506
890,000	Alaska Housing Finance Corp.	4.60%	12/01/2042	903,294
1,750,000	Allegheny County Pennsylvania Hospital Development Authority (SIFMA Municipal Swap Index + 0.58%)	4.55%	11/15/2026	1,708,681
1,000,000	American Municipal Power, Inc.	5.00%	02/15/2036	1,091,169
1,200,000	Arizona Industrial Development Authority	4.00%	07/01/2041	1,074,380
2,290,000	Arizona State University	5.00%	07/01/2041	2,374,018
2,250,000	Austin, Texas	7.88%	09/01/2026	2,268,946
1,000,000	Baltimore County Maryland	4.00%	01/01/2039	944,415
1,525,000	Baltimore County Maryland	4.00%	01/01/2040	1,422,856
750,000	Buffalo New York Sewer Authority	4.00%	06/15/2051	709,262
5,000,000	California Community Choice Financing Authority (SIFMA Municipal Swap Index + 0.45%)	4.42%	02/01/2052	4,673,627
4,210,000	California Earthquake Authority	5.39%	07/01/2023	4,212,827
6,550,000	California Earthquake Authority	5.60%	07/01/2027	6,741,065
1,005,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2038	1,105,588
1,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2039	1,095,331
2,000,000	California Infrastructure & Economic Development Bank	4.00%	05/01/2046	1,894,367
4,360,000	California Infrastructure & Economic Development Bank (SIFMA Municipal Swap Index + 0.35%)	4.32%	08/01/2047	4,311,064
8,000,000	California Infrastructure & Economic Development Bank#^	3.65%	01/01/2050	8,002,022
1,170,000	California Municipal Finance Authority^	5.00%	11/01/2029	1,222,477
1,575,000	California Municipal Finance Authority^	5.00%	11/01/2049	1,540,967
1,180,000	California School Finance Authority^	5.00%	07/01/2037	1,222,754
1,500,000	Colorado Health Facilities Authority	4.00%	12/01/2040	1,324,284
3,000,000	Dallas Fort Worth Texas International Airport	5.00%	11/01/2034	3,535,736
2,390,000	Denver Colorado Airport System Revenue	5.25%	11/15/2026	2,427,111
7,935,000	Douglas, County of Nebraska (SIFMA Municipal Swap Index + 0.53%)	4.50%	07/01/2035	7,844,536
7,495,000	Du Page County Illinois	3.00%	05/15/2047	5,547,459
2,722,000	Fairfax County Virginia Redevelopment & Housing Authority#	5.00%	01/01/2025	2,738,368
2,000,000	Florida Development Finance Corp.	4.00%	11/15/2035	2,034,588
2,500,000	Grand Forks, County of North Dakota^(d)	7.00%	12/15/2043	1,375,000
2,500,000	Grand Forks, County of North Dakota^(d)~	9.00%	06/15/2044	1,375,000
2,700,000	Illinois Housing Development Authority	4.85%	10/01/2042	2,799,701
4,452,000	Indiana Housing & Community Development Authority#	5.00%	10/01/2026	4,601,813
2,451,983	Industrial Development Authority of the City of St. Louis Missouri	2.22%	12/01/2038	1,933,047
9,000,000	Lakeland Florida Hospital System	5.00%	11/15/2045	9,015,119
2,380,000	Lancaster County Pennsylvania Hospital Authority	5.00%	08/15/2042	2,464,764
7,020,000	Louisville/Jefferson County Kentucky Metropolitan Government	5.75%	10/01/2042	7,087,707
2,000,000	Los Angeles California Department of Airports	5.00%	05/15/2038	2,198,433
2,500,000	Maryland Community Development Administration	2.41%	07/01/2043	1,907,088
1,275,000	Maryland Economic Development Corp.	4.00%	07/01/2040	1,159,014
10,000,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2038	10,052,309
6,000,000	Memphis Tennesee Health Educational and Housing Facility Board#	5.00%	07/01/2027	6,289,239
135,000	Metropolitan Pier & Exposition Authority+	2.28%	12/15/2031	97,050
3,000,000	Metropolitan Pier & Exposition Authority+	5.14%	06/15/2033	2,026,288
270,000	Metropolitan Pier & Exposition Authority+	2.84%	06/15/2034	174,061
175,000	Metropolitan Pier & Exposition Authority+	2.95%	06/15/2037	93,857
1,175,000	Metropolitan Pier & Exposition Authority+	3.55%	12/15/2038	584,645
3,300,000	Metropolitan Pier & Exposition Authority+	5.08%	06/15/2046	1,103,504
375,000	Metropolitan Pier & Exposition Authority+	3.43%	12/15/2051	93,896
590,000	Metropolitan Pier & Exposition Authority+	3.59%	12/15/2052	140,210
5,000,000	Metropolitan Transportation Authority (SIFMA Municipal Swap Index + 0.43%)	4.40%	11/01/2031	4,865,669
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2033	5,005,966
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2038	5,009,318
1,250,000	Metropolitan Transportation Authority	5.00%	11/15/2038	1,335,394
1,870,000	Metropolitan Transportation Authority	5.00%	11/15/2042	1,870,551
4,455,000	Miami Beach Florida Health Facilities	5.00%	11/15/2039	4,491,434
1,000,000	Montana Board of Housing	4.90%	12/01/2042	1,035,060
2,500,000	Nebraska Investment Finance Authority	4.35%	09/01/2043	2,507,002
2,775,000	Nevada Housing Division#	5.00%	12/01/2025	2,843,126
1,800,000	New Hampshire Housing Finance Authority	4.65%	07/01/2047	1,828,696
2,075,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	933,750
6,910,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.25%)	5.22%	09/01/2025	6,903,230
1,000,000	New Jersey Economic Development Authority	3.47%	06/15/2027	949,757
6,000,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.55%)	5.52%	09/01/2027	5,994,072
4,230,000	New Jersey Economic Development Authority	5.00%	03/01/2035	4,233,525
2,665,000	New Jersey Economic Development Authority	4.00%	06/15/2036	2,716,022
1,805,000	New Jersey Housing & Mortgage Finance Agency	1.60%	10/01/2026	1,699,820
1,985,000	New York City Housing Development Corp.	2.60%	11/01/2034	1,780,029
6,340,000	New York Liberty Development Corp.	3.00%	09/15/2043	5,269,421
4,660,000	New York Liberty Development Corp.	3.13%	09/15/2050	3,719,502
2,010,000	New York State Dormitory Authority	5.00%	07/01/2042	2,114,872
2,320,000	New York State Housing Finance Agency	1.60%	11/01/2024	2,256,131
1,337,400	New York State Housing Finance Agency	1.65%	05/15/2039	965,571
2,285,000	North Dakota Housing Finance Agency	4.60%	07/01/2043	2,331,208
1,500,000	Ohio, State of (SIFMA Municipal Swap Index + 0.40%)	4.37%	01/01/2052	1,499,870
1,500,000	Portland Maine General Airport Revenue	4.00%	01/01/2038	1,500,227
6,220,000	San Francisco California Airport Commission-San Francisco International Airport	5.00%	05/01/2038	6,819,813
7,000,000	Seattle Washington Municipal Light & Power (SIFMA Municipal Swap Index + 0.49%)	4.46%	11/01/2046	7,001,986
10,000,000	Tampa Bay Florida Water	5.00%	10/01/2038	10,105,153
1,957,000	Utah Housing Corp.#	5.00%	08/01/2025	2,001,356
1,897,356	Utah Housing Corp.	3.00%	01/21/2052	1,675,438
4,851,875	Utah Housing Corp.	4.50%	06/21/2052	4,834,234
2,486,090	Utah Housing Corp.	5.00%	10/21/2052	2,550,140
2,250,000	Virginia Small Business Financing Authority	4.00%	01/01/2036	2,194,972
				248,859,758
Total Municipal Bonds (Cost $295,311,423)				285,323,512

Shares
Short-Term Investments - 0.5%
Money Market Funds - 0.5%
1,387,353	First American Government Obligations Fund — Class Z, 4.61%*			1,387,353
Total Short-Term Investments (Cost $1,387,353)				1,387,353
Total Investments - 98.7% (Cost $296,698,776)				286,710,865
Other Assets in Excess of Liabilities - 1.3%				3,891,537
NET ASSETS - 100.0%				$290,602,402

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Security is in default and missed its last payment of interest as of the date of this report.
~ Non-income producing
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.